Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Legal fee payable	[1]	¥ 1,020,000		¥ 1,526,258
Loan to a third party	[2]	1,000,000
Payroll payable		213,304		465,858
Accrued expenses		184,500		54,000
Vehicle payments payable		66,667		134,400
Refundable security deposits		45,000		161,225
Others		344,092		3,065
Total		¥ 2,873,563	$ 410,914	¥ 2,344,806

[1]	The balance primarily consisted of accrued professional service payables for IPO-related professional service expenses as of June 30, 2025 and December 31, 2025.
[2]	On December 29, 2025, Hangzhou Shunxing entered into a loan agreement with a third party for a principal amount of RMB1,000,000 with a monthly interest rate of 1.2% and a term of one month. In January 2026, the loan was fully repaid by the Group.